EQUIPMENT - Schedule of Equipment (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Cost	$ 2,582,163	$ 2,262,573	$ 2,215,403
Accumulated Amortization	2,025,062	1,856,849	1,714,526
Net Book Value	570,375	405,724	500,877
Exploration equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,034,869	1,805,789	1,758,619
Accumulated Amortization	1,591,813	1,472,127	1,366,087
Net Book Value	443,056	333,662	392,532
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	547,294	456,784	456,784
Accumulated Amortization	419,975	384,722	348,439
Net Book Value	$ 127,319	$ 72,062	$ 108,345